Vessels, net	9 Months Ended
Sep. 30, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Vessels, net
At September 30, 2019 the Company owned or finance leased 17 Kamsarmax vessels and 37 Ultramax vessels. A rollforward of activity within vessels is as follows (amounts in thousands):

Balance at December 31, 2018	$1,507,918
Transferred to assets held for sale	(96,276)
Other additions	8,218
Depreciation	(40,803)
Balance at September 30, 2019	$1,379,057

Depreciation includes depreciation related to the Company’s finance leased vessels.
All of the Company’s vessels serve as collateral against existing loan facilities.

Owned or Finance Leased Vessels

Vessel Name	Year Built	DWT	Vessel Type
SBI Antares	2015	61,000	Ultramax
SBI Athena	2015	64,000	Ultramax
SBI Bravo	2015	61,000	Ultramax
SBI Leo	2015	61,000	Ultramax

SBI Echo		2015	61,000	Ultramax
SBI Lyra		2015	61,000	Ultramax
SBI Tango		2015	61,000	Ultramax
SBI Maia		2015	61,000	Ultramax
SBI Hydra		2015	61,000	Ultramax
SBI Subaru		2015	61,000	Ultramax
SBI Pegasus		2015	64,000	Ultramax
SBI Ursa		2015	61,000	Ultramax
SBI Thalia		2015	64,000	Ultramax
SBI Cronos		2015	61,000	Ultramax
SBI Orion		2015	64,000	Ultramax
SBI Achilles		2016	61,000	Ultramax
SBI Hercules		2016	64,000	Ultramax
SBI Perseus		2016	64,000	Ultramax
SBI Hermes		2016	61,000	Ultramax
SBI Zeus		2016	60,200	Ultramax
SBI Hera		2016	60,200	Ultramax
SBI Hyperion		2016	61,000	Ultramax
SBI Tethys		2016	61,000	Ultramax
SBI Phoebe		2016	64,000	Ultramax
SBI Poseidon		2016	60,200	Ultramax
SBI Apollo		2016	60,200	Ultramax
SBI Samson		2017	64,000	Ultramax
SBI Phoenix		2017	64,000	Ultramax
SBI Aries		2015	64,000	Ultramax
SBI Taurus		2015	64,000	Ultramax
SBI Gemini		2015	64,000	Ultramax
SBI Pisces		2016	64,000	Ultramax
SBI Libra		2017	64,000	Ultramax
SBI Virgo		2017	64,000	Ultramax
SBI Jaguar		2014	64,000	Ultramax
SBI Cougar	*	2015	64,000	Ultramax
SBI Puma	*	2014	64,000	Ultramax
Total Ultramax			2,307,800
SBI Samba		2015	84,000	Kamsarmax
SBI Rumba		2015	84,000	Kamsarmax
SBI Capoeira		2015	82,000	Kamsarmax
SBI Carioca		2015	82,000	Kamsarmax
SBI Conga		2015	82,000	Kamsarmax
SBI Bolero		2015	82,000	Kamsarmax
SBI Sousta		2016	82,000	Kamsarmax
SBI Rock		2016	82,000	Kamsarmax
SBI Lambada		2016	82,000	Kamsarmax
SBI Reggae		2016	82,000	Kamsarmax
SBI Zumba		2016	82,000	Kamsarmax
SBI Macarena		2016	82,000	Kamsarmax
SBI Parapara		2017	82,000	Kamsarmax
SBI Swing		2017	82,000	Kamsarmax

SBI Mazurka	2017	82,000	Kamsarmax
SBI Jive	2017	82,000	Kamsarmax
SBI Lynx	2018	82,000	Kamsarmax
Total Kamsarmax		1,398,000
Total Owned or Financed Leased Vessels DWT		3,705,800